UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21117
                                                     ---------

                        UBS Credit Recovery Fund, L.L.C.
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               (Exact name of registrant as specified in charter)

                          51 W 52nd Street, 23rd Floor
                               New York, NY 10019
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               (Address of principal executive offices) (Zip code)

                               Steven S. Drachman
                         c/o UBS Financial Services Inc.
                          51 W 52nd Street, 23rd Floor
                               New York, NY 10019
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                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-882-5819
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                      Date of fiscal year end: December 31
                                               -----------

                    Date of reporting period: March 31, 2009
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.   SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

                                                                                                    UBS CREDIT RECOVERY FUND, L.L.C.
                                                                                                   SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                                                                         (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                      MARCH 31, 2009

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                                                                                                       REALIZED AND
                                                                                             % OF       UNREALIZED         INITIAL
                                                                                           MEMBERS'  GAIN/(LOSS) FROM    ACQUISITION
                   INVESTMENT FUND                             COST         FAIR VALUE     CAPITAL     INVESTMENTS          DATE
---------------------------------------------------------  ------------    ------------   --------   ----------------    -----------
Trilogy Financial Partners, L.P. (a)                       $ 12,701,385    $ 11,613,512      2.71%    $  (671,639)         1/1/2003
Whitebox Hedged High Yield Fund, L.P. (a)                     9,500,000       9,510,005      2.22         643,905          2/1/2004
Whitebox Hedged High Yield, Ltd. (a)                         41,250,000      25,924,445      6.04       1,757,435          9/1/2005
                                                           ------------    ------------   -------     -----------
  CAPITAL STRUCTURE ARBITRAGE SUBTOTAL                     $ 63,451,385    $ 47,047,962     10.97%    $ 1,729,701

European Special Opportunities Fund II, Ltd., Class B (a)    16,424,909      15,839,750      3.69        (308,195)         2/1/2008
Indus Structured Finance Fund, L.P., Class A                  9,830,930       5,924,749      1.38        (835,790)         5/1/2007
Marathon Distressed Subprime Fund, L.P.                      20,000,000      14,352,560      3.35        (580,595)         9/1/2007
Marathon Structured Finance Fund, L.P. (a)                   12,533,859      11,887,129      2.77         329,130         11/1/2004
Marathon Structured Finance Fund, L.P. (b)                    2,466,141       1,961,885      0.46        (139,944)        11/1/2004
Styx Partners, L.P.                                          43,000,000      48,395,023     11.28        (445,944)         8/1/2002
                                                           ------------    ------------   -------     -----------
  DIRECT LOANS/STRUCTURED FINANCE SUBTOTAL                 $104,255,839    $ 98,361,096     22.93%    $(1,981,338)

Gramercy Argentina Opportunity Fund, Ltd.                    10,000,000       1,084,499      0.25        (301,786)         8/1/2007
Gramercy Emerging Markets 3c7, L.L.C.                        19,289,009       9,495,419      2.21        (477,944)         8/1/2007
Marathon Special Opportunity Fund, L.P.                      22,570,870      20,558,216      4.79        (579,214)        10/1/2002
Marathon Special Opportunity Fund, L.P. (b)                   3,306,160       3,686,841      0.86          22,562         10/1/2002
Marathon Special Opportunity Fund, L.P. (b)                   1,685,257       1,780,130      0.42        (181,549)        10/1/2002
Marathon Special Opportunity Fund, L.P. (b)                     989,135         880,760      0.21        (108,375)        10/1/2002
Monarch Debt Recovery Fund, L.P.                              6,750,000      11,826,841      2.76         168,296         10/1/2002
                                                           ------------    ------------   -------     -----------
  DISTRESSED CREDIT SUBTOTAL                               $ 64,590,431    $ 49,312,706     11.50%    $(1,458,010)

Ahab Partners, L.P. (a)                                      16,651,286      14,099,541      3.29        (890,403)         8/1/2002
Brigade Leveraged Capital Structures Fund, L.P.              31,477,650      27,525,942      6.42       1,743,482          2/1/2008
Camulos Partners, L.P. (a)                                   18,313,956       7,153,533      1.67        (125,811)         2/1/2006
Canyon Value Realization Fund, L.P.                           2,313,858       2,195,932      0.51         148,793          8/1/2002
Canyon Value Realization Fund, L.P. (b)                      12,747,067      12,116,936      2.83         348,830          8/1/2002
Claren Road Credit Partners, L.P.                            24,785,723      29,559,722      6.89       2,132,017         10/1/2006
Claren Road Credit Partners, L.P. (L Interest payable)        5,731,585         793,304      0.18      (4,938,281)        10/1/2006
Claren Road Credit Partners, L.P. (L Interest)                  891,653         634,943      0.15       4,917,312         10/1/2006
Cyrus Opportunities Fund II, L.P. (a)                         3,581,304       2,720,468      0.63         105,929          8/1/2002
Cyrus Opportunities Fund II, L.P. (b)                           456,428         396,269      0.09         (51,848)         8/1/2002
Harbinger Capital Partners Fund I, L.P.                         761,574       1,427,761      0.33        (125,633)         8/1/2002
Harbinger Capital Partners Fund I, L.P. (L Interest)            689,197         766,820      0.18         105,316          8/1/2006
Harbinger Capital Partners Fund I, L.P., Class L              6,952,974       6,659,128      1.55        (293,846)         8/1/2002
Harbinger Capital Partners Special Situation Fund, L.P. (b)   1,328,967       1,289,458      0.30         (39,509)         8/1/2006
Harbinger Capital Partners Special Situations Fund, L.P.      4,266,526       5,855,862      1.37        (141,557)         8/1/2006
Knighthead Domestic Fund, L.P.                               16,000,000      15,591,290      3.64       1,730,650          6/1/2008
Pardus European Special Opportunities Fund, L.P. (a)         13,500,000       3,350,760      0.78        (178,550)         2/1/2006
Redwood Domestic Fund, L.P.                                  10,000,000       8,392,686      1.96         845,577         10/1/2008
                                                           ------------    ------------   -------     -----------
  DIVERSIFIED CREDIT SUBTOTAL                              $170,449,748    $140,530,355     32.77%    $ 5,292,468

Euro/USD FX forward contract                                         --        (805,056)    (0.19)%   $  (805,056)
Realized gain/(loss) on Euro/USD forward contract                    --              --        --       1,785,706
Other Securities                                                197,428          77,094      0.02          10,662
Redeemed Investment Funds                                            --              --        --          22,008
                                                           ------------    ------------   -------     -----------
TOTAL                                                      $402,944,831    $334,524,157     78.00%    $ 4,596,141
                                                           ============    ============   =======     ===========


                                                                                                        DOLLAR AMOUNT OF
                                                                                     FIRST            FAIR VALUE FOR FIRST
                                                                                   AVAILABLE                AVAILABLE
                   INVESTMENT FUND                              LIQUIDITY*        REDEMPTION**             REDEMPTION
---------------------------------------------------------     ---------------     --------------      ----------------------
Trilogy Financial Partners, L.P. (a)                                N/A
Whitebox Hedged High Yield Fund, L.P. (a)                           N/A
Whitebox Hedged High Yield, Ltd. (a)                                N/A

  CAPITAL STRUCTURE ARBITRAGE SUBTOTAL

European Special Opportunities Fund II, Ltd., Class B (a)           N/A
Indus Structured Finance Fund, L.P., Class A                   Semi-Annually         6/30/2012               5,924,749
Marathon Distressed Subprime Fund, L.P.                       Every 18 months
Marathon Structured Finance Fund, L.P. (a)                          N/A
Marathon Structured Finance Fund, L.P. (b)                          N/A
Styx Partners, L.P.                                              Annually

  DIRECT LOANS/STRUCTURED FINANCE SUBTOTAL

Gramercy Argentina Opportunity Fund, Ltd.                        Quarterly
Gramercy Emerging Markets 3c7, L.L.C.                          Semi-Annually
Marathon Special Opportunity Fund, L.P.                       Every 24 months        9/30/2009***            9,126,198
Marathon Special Opportunity Fund, L.P. (b)                         N/A
Marathon Special Opportunity Fund, L.P. (b)                         N/A
Marathon Special Opportunity Fund, L.P. (b)                         N/A
Monarch Debt Recovery Fund, L.P.                                 Annually

  DISTRESSED CREDIT SUBTOTAL

Ahab Partners, L.P. (a)                                             N/A
Brigade Leveraged Capital Structures Fund, L.P.                  Quarterly
Camulos Partners, L.P. (a)                                          N/A
Canyon Value Realization Fund, L.P.                              Annually
Canyon Value Realization Fund, L.P. (b)                             N/A
Claren Road Credit Partners, L.P.                                Quarterly
Claren Road Credit Partners, L.P. (L Interest payable)              N/A
Claren Road Credit Partners, L.P. (L Interest)                      N/A
Cyrus Opportunities Fund II, L.P. (a)                               N/A
Cyrus Opportunities Fund II, L.P. (b)                               N/A
Harbinger Capital Partners Fund I, L.P.                          Quarterly
Harbinger Capital Partners Fund I, L.P. (L Interest)                N/A
Harbinger Capital Partners Fund I, L.P., Class L                    N/A
Harbinger Capital Partners Special Situation Fund, L.P. (b)         N/A
Harbinger Capital Partners Special Situations Fund, L.P.        Anniversary
Knighthead Domestic Fund, L.P.                                Every 24 months        6/30/2010              15,591,290
Pardus European Special Opportunities Fund, L.P. (a)                N/A
Redwood Domestic Fund, L.P.                                   Every 24 months        9/30/2010               8,392,686


  *  Available frequency of redemptions after the initial lock-up period, if any. Different tranches may have varying liquidity terms.
 **  Investment Funds with no dates can be redeemed in full.

                                                                                         UBS CREDIT RECOVERY FUND, L.L.C.
                                                                                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                                                              (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------------

                                                                                                           MARCH 31, 2009

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
***  The dollar amount of fair value for the first available redemption can be redeemed commencing on the date listed.
     The remaining investment amount has no lock up or other redemption restrictions.
(a)  The Investment Fund is in liquidation. In addition to any redemption proceeds that may have already been received, the Fund will continue to receive proceeds periodically as the Investment Fund liquidates its underlying investments.
(b)  A portion or all of the Funds' interests in the Investment Fund are held in side pockets which have restricted liquidity.

                                                                                         UBS CREDIT RECOVERY FUND, L.L.C.
                                                                            SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                                                              (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------------

                                                                                                           MARCH 31, 2009

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         Securities  valuation policies and other investment related disclosures are hereby  incorporated  by  reference  to the annual and  semi-annual reports previously filed with the Securities and Exchange Commission on
         Form N-CSR.

         Various inputs are used in determining the fair value of the Fund's investments relating to FAS 157. These inputs are summarized in the three broad levels listed below.

         LEVEL 1--quoted prices in active markets for identical securities.
         LEVEL 2--other  significant  observable inputs (including quoted prices for similar  securities,  interest rates,  prepayment  spreads,  credit risk, etc.)
         LEVEL   3--significant   unobservable   inputs  (including  Fund's  own
         assumptions in determining the fair value of investments.)

         The following is a summary of the inputs used, as of March 31, 2009, in valuing the Fund's investments at fair value in accordance with FAS
         157. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.


                   ------------------------------------------------------------------------------------------------------
                                                                                      OTHER SECURITIES, FOREIGN
                                                                                       CURRENCY CONTRACTS AND
                   VALUATION INPUTS                                                 OTHER FINANCIAL INSTRUMENTS*
                   ------------------------------------------------------------------------------------------------------
                   Level 1 - Quoted Prices                                                  $     77,094
                   ------------------------------------------------------------------------------------------------------
                   Level 2 - Other Significant Observable Inputs                                (805,056)
                   ------------------------------------------------------------------------------------------------------
                   Level 3 - Other Significant Unobservable Inputs                           335,252,119
                   ------------------------------------------------------------------------------------------------------
                   TOTAL                                                                    $334,524,157
                   ------------------------------------------------------------------------------------------------------

         * Other Financial Instruments include Investments in Investment Funds.

         The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

                   ------------------------------------------------------------------------------------------------------
                                                                                     OTHER FINANCIAL INSTRUMENTS*
                   ------------------------------------------------------------------------------------------------------
                   BALANCE AS OF DECEMBER 31, 2008                                          $337,809,401
                   ------------------------------------------------------------------------------------------------------
                     Accrued discounts/premiums                                                       --
                   ------------------------------------------------------------------------------------------------------
                     Realized gain/(loss)                                                     (2,712,495)
                   ------------------------------------------------------------------------------------------------------
                     Change in unrealized appreciation/depreciation                            6,317,324
                   ------------------------------------------------------------------------------------------------------
                     Net purchases/(sales)                                                    (6,162,111)
                   ------------------------------------------------------------------------------------------------------
                     Transfers in and/or out of Level 3                                               --
                   ------------------------------------------------------------------------------------------------------
                   BALANCE AS OF MARCH 31, 2009                                             $335,252,119
                   ------------------------------------------------------------------------------------------------------

         * Other Financial Instruments include Investments in Investment Funds.

ITEM 2.   CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.   EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               UBS Credit Recovery Fund, L.L.C.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Craig Goos
                         -------------------------------------------------------
                           Craig Goos, Principal Executive Officer


Date                       May 27, 2009
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Craig Goos
                         -------------------------------------------------------
                           Craig Goos, Principal Executive Officer


Date                       May 27, 2009
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Robert Aufenanger
                         -------------------------------------------------------
                           Robert Aufenanger, Principal Financial Officer


Date                       May 27, 2009
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.